Allowance for Loan Losses - Summary of Risk Grades of Portfolio by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable Recorded Investment [Line Items]
Loans	$ 369,970	$ 356,871
Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	130,634	114,712
Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	31,141	40,186
Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	7,805	5,024
Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	76,404	77,919
Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	52,541	50,506
Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,110	2,838
Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	57,176	54,912
Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	12,159	10,774
Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	356,114	338,914
Pass [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	127,592	109,224
Pass [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	28,711	38,082
Pass [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	7,805	5,024
Pass [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	69,900	69,645
Pass [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	52,028	49,743
Pass [Member] | Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,110	2,838
Pass [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	55,883	53,649
Pass [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	12,085	10,709
Watch [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	10,810	14,172
Watch [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,518	3,321
Watch [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,070	1,713
Watch [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	5,470	7,119
Watch [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	395	740
Watch [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,284	1,215
Watch [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	73	64
Sub-standard [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	3,046	3,785
Sub-standard [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,524	2,167
Sub-standard [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	360	391
Sub-standard [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,034	1,155
Sub-standard [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	118	23
Sub-standard [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	9	48
Sub-standard [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	$ 1	$ 1